S000056729 [Member] N-1A Cover	Oct. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2025
Prospectus Date	Oct. 31, 2025